Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warrants [Abstract]
WARRANTS

NOTE 9 — WARRANTS:

a)      On August 24, 2016, the Company issued warrants to Comerica Bank (“Comerica”) for the purchase of 7,305 shares of the Company’s Series B Redeemable Preferred Stock at an exercise price of $10.2672 per share contemporaneously with obtaining a loan from Comerica which was fully repaid in 2018 (the “Comerica Warrants”). The Comerica Warrants are exercisable at any time during the contract period which ends on August 24, 2026.

Additionally, in connection with the consummation of the IPO and the change of the type of the stock from redeemable preferred stock to common stock at conversion, the Company reassessed the Comerica Warrants. As part of the contractual terms and conditions of Comerica’s Warrants, a portion of the warrants are exercisable, as of the IPO date, into the Company’s common stock. The Comerica Warrants are still outstanding as of September 30, 2023. The Company has evaluated whether the Comerica Warrants are still classified as liabilities and concluded that due to a change-of-control provision which may affect the exercise price or entitle Comerica to demand cash, instead of shares, to settle the warrants, Comerica’s Warrants will continue to be classified as liabilities and will be exercisable into the Company’s common shares.

b)      During the period from February 2018 through November 2020, the Company issued warrants to Mizrahi-Tefahot Bank (“Mizrahi”) contemporaneously with obtaining a loan and a credit facility. The warrants are convertible into series B convertible redeemable preferred stock or common stock in a qualified financing round. The number of series B convertible redeemable preferred stock is determined by the lesser of (1) dividing the warrant amount (as determined under the contract) by the applicable exercise price which depends on the triggering event as established in the contract, or (2) the lowest stock purchase price in a qualified financing round.

c)      During December 2020 and November 2021, the Company issued warrants to Migdalor contemporaneously with obtaining a loan. The warrants can either be (1) converted into the Company’s common stock (the number of which shall be determined based on the warrant amount established in the contract and the Company’s valuation as defined in the contract, or based on a triggering event), at any time during a period of 96 months), or (2) redeemed for cash based on the lesser of a predetermined amount or a formula as set in the contract, at any time and in Migdalor’s own discretion, during a period of 96 months from the date of issue. These warrants were classified as liabilities mainly due to the redemption feature over the options.

Upon the consummation of the IPO (as further described in Note 2 above), the Company converted the outstanding warrants issued to Mizrahi and Migdalor into the Company’s common stock based on the contractual terms and conditions of the related warrant agreements.

d)      On May 8, 2023, the Company completed a fund-raising round. Upon the consummation of the Offering and pursuant to an agreement entered into with the Holder and the underwriter, the Company issued warrants to purchase shares of Common Stock. See note 11(d) and 11(e) for further details.

The table below shows the impact on the statement of comprehensive loss related to the warrants for the periods ended:

	September 30, 2023	December 31, 2022
Outstanding as of January 1	8	2,149
Additions	1,972	—
Fair value changes	(1,726)	1,049
Warrants amendment	68
Conversion to the Company’s common stock	—	(3,190)
reclassification to equity (see note (11(d))	(314)	—
Outstanding at the end of the period	8	8

The Company recorded other expense (income) during the three and nine months ended September 30, 2023, and September 30, 2022, in the amount of $(1,330), $(1,726), $(47) and $1,068, respectively, in connection with these warrants.

NOTE 14 — WARRANTS:

a)      On August 24, 2016, the Company issued warrants to Comerica Bank (“Comerica”) for the purchase of 73,048 shares of the Company’s Series B Redeemable Preferred Stock at an exercise price of $1.02672 per share contemporaneously with obtaining a loan from Comerica which was fully repaid in 2018 (the “Comerica Warrants”). The Comerica Warrants are exercisable at any time during the contract period which ends on August 24, 2026.

Additionally, in connection with the consummation of the IPO and the change of the type of the stock from redeemable preferred stock to common stock at conversion, the Company reassessed the Comerica Warrants. As part of the contractual terms and conditions of Comerica’s Warrants, a portion of the warrants are exercisable, as of the IPO date, into the Company’s common stock. The Comerica Warrants are still outstanding as of December 31, 2022. The Company has evaluated whether the Comerica Warrants are still classified as liabilities and concluded that due to a change-of-control provision which may affect the exercise price or entitle Comerica to demand cash, instead of shares, to settle the warrants, Comerica’s Warrants will continue to be classified as liabilities and will be exercisable into the Company’s common shares.

b)      During the period from February 2018 through November 2020, the Company issued warrants to Mizrahi-Tefahot Bank (“Mizrahi”) contemporaneously with obtaining a loan and a credit facility. The warrants are convertible into series B convertible redeemable preferred stock or common stock in a qualified financing round. The number of series B convertible redeemable preferred stock is determined by the lesser of (1) dividing the warrant amount (as determined under the contract) by the applicable exercise price which depends on the triggering event as established in the contract, or (2) the lowest stock purchase price in a qualified financing round.

c)      During December 2020 and November 2021, the Company issued warrants to Migdalor contemporaneously with obtaining a loan. The warrants can either be (1) converted into the Company’s common stock (the number of which shall be determined based on the warrant amount established in the contract and the Company’s valuation as defined in the contract, or based on a triggering event), at any time during a period of 96 months), or (2) redeemed for cash based on the lesser of a predetermined amount or a formula as set in the contract, at any time and in Migdalor’s own discretion, during a period of 96 months from the date of issue. These warrants were classified as liabilities mainly due to the redemption feature over the options.

As of December 31, 2021, the estimated fair value of all the outstanding warrants was based on a hybrid valuation methodology with a weighted average that combined Option Pricing Model (OPM) and Probability Weighted Expected Return Method (PWERM) using Level 3 inputs. The valuation was performed under scenarios of an IPO estimated at 37.5% of an IPO occurring in May 2022 and staying private estimated at 62.5%, using a volatility of 58%, a risk-free rate of 0.97% and an expected term of 0.4 years in the scenario of IPO and 3 years in the scenario of staying private.

Upon the consummation of the IPO (as further described in Note 2 above), the Company converted the outstanding warrants issued to Mizrahi and Migdalor into the Company’s common stock based on the contractual terms and conditions of the related warrant agreements.

As of December 31, 2022, the estimated fair value of the Comerica warrants was based on a Black-Scholes option-pricing model with the following inputs: an underlying common stock price of $0.477, an expected volatility of 57%, a risk-free rate of 4.11% and a contractual term of 3.6 years.

The table below shows the impact on the statement of comprehensive loss related to the Comerica warrants for the years ended December 31:

	2022	2021
	U.S. dollars in thousands
Outstanding as of January 1	2,149	1,023
Fair value changes	1,049	1,031
Additions	—	95
Conversion to the Company’s common stock	(3,190)	—
Outstanding as of December 31	8	2,149

The Company recorded other financial expenses (income) during the year ended December 31, 2022, and 2021 in the amount of $1,049 and $1,031, respectively, in connection with these warrants.